Restructuring expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 455	SFr 540	SFr 355
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	112	155	46
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	343	385	309
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	192	218	191
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	102	140	87
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	49	27	31
Operating Segments | Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	59	60	42
Operating Segments | International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	70	54	36
Operating Segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	63	53	3
Operating Segments | Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	150	217	96
Operating Segments | Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	42	28	22
Operating Segments | Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	57	121	156
Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	14	7	0
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	396	513	325
Bank | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	110	155	46
Bank | Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	286	358	279
Bank | of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	188	218	191
Bank | of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	98	140	87
Bank | of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	0	0	1
Bank | Operating Segments | Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	59	60	42
Bank | Operating Segments | International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	70	54	36
Bank | Operating Segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	63	53	3
Bank | Operating Segments | Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	150	217	96
Bank | Operating Segments | Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	42	28	22
Bank | Operating Segments | Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	57	121	156
Bank | Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	14	7	0
Bank | Adjustments
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr (59)	SFr (27)	SFr (30)